Document and Entity Information	Jun. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2023
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001209466
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 22, 2023
Document Effective Date	Jun. 22, 2023
Prospectus Date	Aug. 26, 2022
Invesco Dynamic Networking ETF | Invesco Dynamic Networking ETF
Prospectus:
Trading Symbol	PXQ